Decommissioning liability	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Decommissioning liability [Text Block]
20.	Decommissioning liability

As at December 31, 2017, the decommissioning liability consists of reclamation and closure costs for the San Dimas mine. As at December 31, 2016, the decommissioning liability consists of reclamation and closure costs for the San Dimas mine and the Black Fox Complex. The undiscounted cash flow amount of the total obligation was $30.7 million at December 31, 2017 (2016 - $59.6 million) and the present value of the obligation was estimated at $11.6 million ( 2016 - $29.8 million).

	San Dimas	Black Fox	Total
Decommissioning liability, January 1, 2016	9,324	18,970	28,294
Accretion expense	723	320	1,043
Change in estimated timing of cash flows	(167)	620	453
At December 31, 2016	9,880	19,910	29,790
Accretion expense	766	208	974
Foreign exchange, estimated timing and other adjustments	1,000	-	1,000
Disposition	-	(20,118)	(20,118)
At December 31, 2017	$11,646	$-	$11,646

The discount rates used by the Company in 2017, and 2016 are based on prevailing risk-free pre-tax rates in Mexico and Canada, respectively, for periods of time which coincide with the period over which the decommissioning costs are discounted. The following table summarizes the assumptions used in provision for the years ended December 31, 2017 and 2016:

	Expected years	Discount rate	Inflation rate
2017
San Dimas	16 yrs	7.39%	3.50%
2016
San Dimas	17 yrs	7.75%	3.40%
Black Fox Complex	5 yrs	2.34%	2.00%